Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015
Subsequent Event [Line Items]
Subsequent event, description	The Group has evaluated events subsequent to the balance sheet date of December 31, 2014 through April 20, 2015, the date on which the financial statements were available to be issued.
Share-based compensation	$ 6,638	$ 963	$ 592
Momo BVI [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Share-based compensation				$ 400
Momo BVI [Member] | Subsequent Events [Member] | Employees [Member]
Subsequent Event [Line Items]
Number of options, Granted				1,750,000
Exercise price of share options granted				$ 0.10
Options, vesting period				4 years
Weighted average fair value per option at grant date, Granted				$ 0.055
Momo BVI [Member] | Subsequent Events [Member] | Executives [Member]
Subsequent Event [Line Items]
Number of options, Granted				5,000,000
Exercise price of share options granted				$ 0.11
Options, vesting period				4 years
Weighted average fair value per option at grant date, Granted				$ 0.052